Pensions and Other Post-Employment and Long-term Benefit Plans - Schedule of Plan Asset Allocation of Investment Portfolio (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [abstract]
Debt instruments	₽ 176	₽ 184
Equity instruments	90	97
Property	25	17
Cash and cash equivalents	19	32
Other assets	11	12
Total plan assets	₽ 321	₽ 342